Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt			0.30%	2.80%
Reduced principal amount denominated interest rate swaps	$ 84.8	€ 70.1